Property and Equipment (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Applied Digital Cloud Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Depreciation expense	$ 1.6	$ 0.5	$ 2.7	$ 1.4	$ 1.9	$ 0.7